Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Allowance for doubtful accounts, beginning of year	$ 163	$ 46
Provision for doubtful accounts	102	156
Bad debts written off, net of recoveries	(174)	(39)
Allowance for doubtful accounts, end of year	$ 91	$ 163